Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax benefit

Income tax benefit consists of the following:

	December 31, 2025	December 31, 2024
Current foreign
United Kingdom (“UK”)	$-	$1,851,038
Deferred foreign
Loss carryforwards	9,744,082	7,581,029
Income tax provision to return adjustments	2,152,482	1,027,496
Other	(157,317)	615,516
Valuation allowance	(11,739,247)	(9,224,041)
	-	-
Deferred foreign - other comprehensive Income (loss)
Foreign currency translation adjustments	1,545,477	(947,349)
Valuation allowance	(1,545,477)	947,349
	-	-
Total income tax benefit	$-	$1,851,038

Schedule of loss before income taxes

Loss before income taxes related to our operations consists of:

	December 31, 2025	December 31, 2024
Foreign
Corporate - UK	$(36,277,469)	$(38,256,788)
Nigeria	(1,813,539)	(1,379,201)
Portugal	(2,255,825)	(3,416,096)
Argentina	(3,150,173)	(5,723,728)
South Africa	(2,083,360)	(3,018,902)
Other foreign entities	(656,484)	(772,019)
Total loss before income taxes	$(46,236,850)	$(52,566,734)

Schedule of income tax rate and the effective income tax rate

	December 31, 2025	December 31, 2025
UK Federal income tax rate	(11,559,213)	25.0%
Foreign tax effects
Portugal	563,956	(1.2)%
Nigeria
Changes in valuation allowance	756,048	(1.6)%
Other	(302,662)	0.7%
Argentina
Changes in valuation allowance	951,315	(2.1)%
Other	(163,772)	0.4%
South Africa	520,840	(1.1)%
Other Foreign	164,122	(0.4)%
Change in valuation allowance	9,335,291	(20.2)%
Nontaxable or nondeductible items
Equity compensation	1,958,267	(4.2)%
Interest expense	(2,540,966)	5.5%
Other	279,429	(0.6)%
Other	37,345	(0.1)%
Effective income tax rate	(0)	0.0%

As previously disclosed prior to the adoption of ASU 2023-09, the reconciliation of our income tax provision computed by applying the UK statutory income tax rate of 25% to (loss) income before income taxes is as follows for the year ended December 31:

	December 31, 2024	December 31, 2024
UK Federal income tax rate	(13,141,685)	25.0%
Valuation allowance	9,516,297	(18.1)%
Change in UK statutory income tax rate	22,003	0.0%
Change in fair value	1,487,821	(2.8)%
Loss on Debt Extinguishment	1,106,869	(2.1)%
Nondeductible expense	805,252	(1.5)%
R&D expenditures	25,085	0.0%
Foreign income tax rate differential	371,640	(0.7)%
Other true ups	(2,044,320)	3.7%
	(1,851,038)	3.5%

Schedule of deferred income tax assets and liabilities

The income tax affects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities consist of the following:

	December 31, 2025	December 31, 2024
Deferred income tax assets:
Loss carryforwards
UK	$27,103,533	$18,727,082
Argentina	1,771,158	1,367,756
Nigeria	1,877,176	1,217,743
Portugal	102,497	88,983
Other foreign entities	846,421	492,391
Total loss carryforwards	31,700,785	21,893,955
Compensation (2)	464,064	338,501
Interest expense carryover (2)	5,582,462	2,500,175
Accruals & Reserves (3)	430,886	32,179
Other, Net	891	-
Valuation allowance	(37,572,309)	(24,287,585)

Total deferred income tax assets	606,780	477,225

Deferred income tax liabilities
Intangible assets - R&D (2)	(495,523)	(328,874)
Property, plant, and equipment (2)	(111,242)	(148,339)
Other (1)	(15)	(12)
Total deferred income tax liabilities	(606,780)	(477,225)
Net deferred income tax assets (liabilities)	$-	$-

(1)	Pertains to company’s operations located in Nigeria.

(2)	Pertains to company’s operations located in the UK.

(3)	Pertains to company’s operations located in the UK, Portugal and South Africa.

Summary of change in the valuation allowances

A summary of the change in the valuation allowances against the Company’s net deferred income tax assets for calendar years 2025 and 2024, follows:

	2025	2024
Beginning balance, January 1	$24,287,585	$16,010,893
Change in valuation allowance associated with foreign
currency translation adjustments during the current year	1,545,477	(947,349)
Change in valuation allowance associated with
current year earnings	11,739,247	9,224,041
Change in estimate during current year	-	-
Ending balance, December 31	$37,572,309	$24,287,585

Schedule of incomes taxes paid, net of refunds

Incomes taxes paid, net of refunds, exceeds 5 percent of total income taxes paid, net of refunds, in the following jurisdictions for the year ended December 31, 2025:

2025
UK	$1,835,365
Total income taxes refunded	$1,835,365